Shareholder Fees	Sep. 30, 2020
Short Duration Municipal Fund | Thornburg Short Duration Municipal Fund Class A
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]
Short Duration Municipal Fund | Thornburg Short Duration Municipal Fund Class I
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Limited Term Municipal Fund | Thornburg Limited Term Municipal Fund - Class A
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[2]
Limited Term Municipal Fund | Thornburg Limited Term Municipal Fund - Class C
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.50%	[3]
Limited Term Municipal Fund | Thornburg Limited Term Municipal Fund - Class C2
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	[4]
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.65%	[3],[4]
Limited Term Municipal Fund | Thornburg Limited Term Municipal Fund - Class I
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Intermediate Municipal Fund | Thornburg Intermediate Municipal Fund - Class A
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[5]
Intermediate Municipal Fund | Thornburg Intermediate Municipal Fund - Class C
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.60%	[6]
Intermediate Municipal Fund | Thornburg Intermediate Municipal Fund - Class C2
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	[7]
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.65%	[6],[7]
Intermediate Municipal Fund | Thornburg Intermediate Municipal Fund - Class I
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Limited Term California Fund | Thornburg California Limited Term Municipal Fund - Class A
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[8]
Limited Term California Fund | Thornburg California Limited Term Municipal Fund - Class C
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.50%	[9]
Limited Term California Fund | Thornburg California Limited Term Municipal Fund - Class C2
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	[10]
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.65%	[9],[10]
Limited Term California Fund | Thornburg California Limited Term Municipal Fund - Class I
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class A
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[11]
Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class C
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.50%	[12]
Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class C2
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	[13]
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.65%	[12],[13]
Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class I
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Ultra Short Income Fund | Thornburg Ultra Short Income Fund Class A
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[14]
Ultra Short Income Fund | Thornburg Ultra Short Income Fund Class I
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Limited Term Income Fund | Thornburg Limited Term Income Fund - Class A
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[15]
Limited Term Income Fund | Thornburg Limited Term Income Fund - Class C
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.50%	[16]
Limited Term Income Fund | Thornburg Limited Term Income Fund - Class C2
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	[17]
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.65%	[16],[17]
Limited Term Income Fund | Thornburg Limited Term Income Fund - Class I
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Value Fund | Thornburg Value Fund - Class A | Retail
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[18]
Value Fund | Thornburg Value Fund - Class C | Retail
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	1.00%	[19]
Value Fund | Thornburg Value Fund - Class I | Retail
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Value Fund | Thornburg Value Fund - Class R3 | Retirement
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Value Fund | Thornburg Value Fund - Class R4 | Retirement
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Value Fund | Thornburg Value Fund - Class R5 | Retirement
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Growth Fund | Thornburg Core Growth Fund - Class A | Retail
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[20]
Growth Fund | Thornburg Core Growth Fund - Class C | Retail
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	1.00%	[21]
Growth Fund | Thornburg Core Growth Fund - Class I | Retail
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Growth Fund | Thornburg Core Growth Fund - Class R3 | Retirement
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Growth Fund | Thornburg Core Growth Fund - Class R4 | Retirement
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Growth Fund | Thornburg Core Growth Fund - Class R5 | Retirement
Entity Listings [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none

[1]	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[3]	Imposed only on redemptions of Class C and Class C2 shares within 12 months of purchase.
[4]	Class C2 shares are not available for purchase until October 1, 2020.
[5]	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[6]	Imposed only on redemptions of Class C and Class C2 shares within 12 months of purchase.
[7]	Class C2 shares are not available for purchase until October 1, 2020.
[8]	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[9]	Imposed only on redemptions of Class C and Class C2 shares within 12 months of purchase.
[10]	Class C2 shares are not available for purchase until October 1, 2020.
[11]	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[12]	Imposed only on redemptions of Class C and Class C2 shares within 12 months of purchase.
[13]	Class C2 shares are not available for purchase until October 1, 2020.
[14]	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[15]	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[16]	Imposed only on redemptions of Class C and Class C2 shares within 12 months of purchase.
[17]	Class C2 shares are not available for purchase until October 1, 2020.
[18]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[19]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[20]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[21]	Imposed only on redemptions of Class C shares within 12 months of purchase.